SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Interim Financial Statements
a.	Interim Financial Statements

The accompanying interim consolidated balance sheet as of June 30, 2022, the interim consolidated statements of operations and the interim consolidated statements of cash flows for the six months ended June 30, 2022 and 2021, as well as the interim statement of changes in shareholders’ equity for the six months ended June 30, 2022, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2022, as well as its results of operations and cash flows for the six months ended June 30, 2022 and 2021. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for other interim periods or for future years.

Significant accounting policies
b.

Significant accounting policies

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “2021 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2022.

There have been no changes to the significant accounting policies described in the 2021 Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes, except as mentioned below (see also Note 2e).

Use of estimates
c.	Use of estimates:

The preparation of interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates and assumptions include inventory reserves, warranty provision, valuation allowance for deferred tax assets, share-based compensation including the fair value of the Company’s ordinary shares before the Company became public, fair value of warrants liability and useful lives of property, plant, and equipment. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the interim consolidated financial statements for the period ended June 30, 2022. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

Concentration of credit risk
d.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities, bank deposits, restricted deposits and restricted cash.

Trade receivable of the Company are mainly derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

The Company invests in marketable securities with an average credit rating of “A” and a maturity of up to three years. The Company’s investment policy is not to invest more than 5% of its investment portfolio in a single security.

Recently adopted accounting pronouncement
e.	Recently adopted accounting pronouncement:

On January 1, 2022, the Company adopted ASU No. 2016-02, "Leases (Topic 842)", using the modified retrospective method by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840. The Company has elected the package of practical expedients permitted under the transition guidance, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected to not recognize a lease liability and a right-of-use ("ROU") asset for leases with a term of twelve months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate ("IBR") based on the information available at commencement date in determining the present value of lease payments. The Company's IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

The adoption of this standard had a material effect on the Company’s financial statements. The most significant impact is reflected in: (i) effective as of January 1, 2022, the recognition of $29 million ROU assets and lease liabilities on the Company’s balance sheet for its operating leases of real estate, with no impact on retained earnings, (ii) the Company’s financial income (expenses), net which is impacted by foreign exchange gain and losses arising from its non U.S. Dollars denominated lease liabilities, and (iii) the requirement to provide significant new disclosures regarding the Company’s leasing activities and to enable users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The adoption of this standard does not have a significant impact on the Company’s consolidated statements cash flows.

For further information on the Company’s leasing activities see Note 5.